Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from Operating Activities:
Net income:	$ 5,191	$ 7,731
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,039	15,035
Amortization and write-off of deferred financing fees	1,625	3,723
Deferred revenue amortization	277	86
Amortization of fair value of acquired time charter	3,594	3,594
Changes in operating assets and liabilities:
Trade receivables	93	(196)
Prepayments and other assets	(504)	(878)
Inventories	(3,069)	63
Due from/to related party	(1,457)	37
Trade payables	4,610	6,074
Deferred charges	(812)	0
Accrued liabilities	663	1,690
Unearned revenue	(4,756)	(7,391)
Net cash provided by Operating Activities	20,494	29,568
Cash flows from Investing Activities:
Vessel acquisitions and other additions to vessels' cost	(409)	0
Net cash used in Investing Activities	(409)	0
Cash flows from Financing Activities:
Payment of securities registration and other filing costs	(48)	0
Distributions declared and paid	(27,283)	(33,429)
Proceeds from long-term debt	0	480,000
Repayment of long-term debt	(2,400)	(472,500)
Payment of deferred finance fees	0	(11,923)
Net cash used in Financing Activities	(29,731)	(37,852)
Net decrease in cash and cash equivalents and restricted cash	(9,646)	(8,284)
Cash and cash equivalents and restricted cash at beginning of the period	67,464	82,595
Cash and cash equivalents and restricted cash at end of the period	57,818	74,311
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	57,818	74,311
Restricted cash	0	0
Cash and cash equivalents and restricted cash at end of the period	$ 57,818	$ 74,311